Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RidgeWorth Funds
Prospectus Date	rr_ProspectusDate	Aug. 01, 2016
RidgeWorth Seix Total Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SEIX TOTAL RETURN BOND FUND Summary Section A Shares, R Shares, I Shares and IS Shares
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Seix Total Return Bond Fund (the “Fund”) seeks to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 76 of the Fund’s prospectus and Rights of Accumulation on page 89 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 181% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	181.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 76 of the Fund’s prospectus and Rights of Accumulation on page 89 of the Fund’s statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in various types of income-producing debt securities including mortgage- and asset-backed securities, government and agency obligations, corporate obligations and floating rate loans. The Fund may invest in debt obligations of U.S. and non-U.S. issuers, including emerging market debt. The Fund’s investment in non-U.S. issuers may at times be significant.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities. These securities will be chosen from the broad universe of available fixed income securities rated investment grade, or unrated securities that the Fund’s Subadviser, Seix Investment Advisors LLC (“Seix” or the “Subadviser”), believes are of comparable quality.

A security’s rating will be governed by the Barclays methodology as follows: when Standard & Poor’s Financial Services LLC, Moody’s Investors Service, Inc. and Fitch, Inc. provide a rating, Seix will use the middle rating of the three; if only two of those three rating agencies rate the security, Seix will use the lowest rating; if only one rating agency assigns a rating, Seix will use that rating. If none of the three provide a rating, Seix may rely on a rating provided by another nationally recognized statistical ratings organization (“NRSRO”).

The Fund may invest up to 20% of its net assets in below investment grade, high yield debt obligations (sometimes referred to as “junk bonds”). The Fund may also invest a portion of its assets in securities that are restricted as to resale. As a result of its investment strategy, the Fund’s portfolio turnover rate may be 100% or more.

The Subadviser anticipates that the Fund’s modified-adjusted duration will mirror that of the Barclays U.S. Aggregate Bond Index, plus or minus 20%. For example, if the duration of the Barclays U.S. Aggregate Bond Index is 5 years, the Fund’s duration may be 4–6 years. As of July 1, 2016, the duration of the Barclays U.S. Aggregate Bond Index was 5.47 years. Duration measures a bond or Fund’s sensitivity to interest rate changes and is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of 5 years, its value will change by 5% if rates change by 1%. Shorter duration bonds result in lower expected volatility.

In selecting investments for purchase and sale, the Subadviser generally selects a greater weighting in corporate obligations and mortgage-backed securities relative to the Fund’s comparative benchmark, and a lower relative weighting in U.S. Treasury and government agency issues.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as foreign currency forward contracts, swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in fixed income securities.

		While the Fund generally does not invest in equity securities, equity securities may be obtained through a restructuring of a debt security held in the Fund and may be retained in the Fund if the Subadviser deems it to be in the Fund’s best interests.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Below Investment Grade Securities Risk: Securities that are rated below investment grade (sometimes referred to as “junk bonds”, including those bonds rated lower than “BBB-” by Standard & Poor’s Financial Services LLC and Fitch, Inc. or “Baa3” by Moody’s Investors Service), or that are unrated but judged by the Subadviser to be of comparable quality at the time of purchase, involve greater risk of default or downgrade and are more volatile than investment grade securities and are considered speculative.

These instruments have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to a greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity. This potential lack of liquidity may make it more difficult for the Fund to value these instruments accurately.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal or interest or will default. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Derivatives Risk: In the course of pursuing its investment strategies, the Fund may invest in certain types of derivatives including swaps, foreign currency forward contracts and futures. The Fund is exposed to additional volatility and potential loss with these investments. Losses in these investments may exceed the Fund’s initial investment. Derivatives may be difficult to value, may become illiquid and may not correlate perfectly with the overall securities market.

Floating Rate Loan Risk: The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can also be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss. In addition, floating rate loans generally are subject to extended settlement periods in excess of seven days, which may impair the Fund’s ability to sell or realize the full value of its loans in the event of a need to liquidate such loans. The Fund participates in a line of credit facility to assist with cash flow management and liquidity. Floating rate loans may not be considered securities and, therefore, the Fund may not have the protections of the federal securities laws with respect to its holdings of such loans.

Foreign Companies and Securities Risk: Foreign securities and dollar denominated securities of foreign issuers involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. Foreign securities also involve risks such as currency fluctuations and delays in enforcement of rights. All of these risks are increased for investments in emerging markets.

Foreign Currency Forward Contracts Risk: The technique of purchasing foreign currency forward contracts to obtain exposure to currencies or manage currency risk may not be effective. In addition, currency markets generally are not as regulated as securities markets.

Frequent Trading Risk: Frequent buying and selling of investments may involve higher trading costs and other expenses and may affect the Fund's performance over time. High rates of portfolio turnover may result in the realization of short-term capital gains and losses. The payment of taxes on these gains could adversely affect your after tax return on your investment in the Fund. Any distributions resulting from such gains or losses may be considered ordinary income for federal income tax purposes.

Futures Contract Risk: The risks associated with futures include: the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position, mispricing or improper valuation and that the other party to a derivative transaction will not meet its obligations. The prices of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility and unexpected losses.

A liquid secondary market may not always exist for the Fund’s derivative positions at any time. In fact, many over-the-counter instruments (instruments not traded on exchange) may not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. The value of these securities will be influenced by the factors affecting the assets underlying such securities, swings in interest rates, changes in default rates, or deteriorating economic conditions.

During periods of declining asset values, mortgage-backed and asset-backed securities may face valuation difficulties and may become more volatile and/or illiquid. The risk of default is generally higher in the case of securities backed by loans made to borrowers with “sub-prime” credit metrics.

If market interest rates increase substantially and the Fund’s adjustable-rate securities are not able to reset to market interest rates during any one adjustment period, the value of the Fund’s holdings and its net asset value may decline until the adjustable-rate securities are able to reset to market rates. In the event of a dramatic increase in interest rates, the lifetime limit on a security’s interest rate may prevent the rate from adjusting to prevailing market rates. In such an event, the security could underperform and affect the Fund’s net asset value.

Prepayment and Call Risk: During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or prepay the bond before its stated maturity date. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest the proceeds in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decline in the Fund’s income.

Restricted Securities Risk: Certain debt securities may be restricted securities, which are not registered with the SEC and thus may not be sold publicly until registration has been made. Therefore, there is the absence of a public market and there is limited investor information.

Swap Risk: The Fund may enter into swap agreements, including credit default and interest rate swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset or to hedge a position. Credit default swaps may increase or decrease the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations.

		U.S. Government Securities Risk: U.S. Treasury securities are backed by the full faith and credit of the U.S. government, while other types of securities issued or guaranteed by federal agencies, instrumentalities, and U.S. government-sponsored entities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities may underperform other segments of the fixed income market or the fixed income market as a whole.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money if you invest in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. The performance for I and A Shares prior to October 11, 2004 is that of the I and P Shares, respectively, of the Seix Core Bond Fund, the Fund’s predecessor. The performance of the predecessor fund has not been adjusted to reflect the Fund’s A Share or R Share expenses. If it had been, performance would have been lower. C Shares became R Shares as of February 13, 2009. The performance shown below prior to the conversion of C Shares to R Shares at the close of business on February 12, 2009, is that of C Shares. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

		The following table compares the Fund's average annual total returns for the periods indicated with those of a broad measure of market performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following table compares the Fund's average annual total returns for the periods indicated with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-784-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ridgeworth.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	This bar chart shows the changes in performance of the Fund’s I Shares from year to year.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
6.61%	-2.50%
(12/31/2008)	(6/30/2013)

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2015)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, average annual return after taxes on distributions and sale of fund shares is higher than the average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.

		In some cases, average annual return after taxes on distributions and sale of fund shares is higher than the average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods. The calculations assume that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.
RidgeWorth Seix Total Return Bond Fund | A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed On Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Management Fees	rr_ManagementFeesOverAssets	0.24%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
1 year	rr_ExpenseExampleYear01	$ 544
3 years	rr_ExpenseExampleYear03	691
5 years	rr_ExpenseExampleYear05	851
10 years	rr_ExpenseExampleYear10	1,316
1 year	rr_ExpenseExampleNoRedemptionYear01	544
3 years	rr_ExpenseExampleNoRedemptionYear03	691
5 years	rr_ExpenseExampleNoRedemptionYear05	851
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,316
1 Year	rr_AverageAnnualReturnYear01	(4.85%)
5 Years	rr_AverageAnnualReturnYear05	2.27%
10 Years	rr_AverageAnnualReturnYear10	4.08%
RidgeWorth Seix Total Return Bond Fund | R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed On Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.24%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
1 year	rr_ExpenseExampleYear01	$ 108
3 years	rr_ExpenseExampleYear03	337
5 years	rr_ExpenseExampleYear05	585
10 years	rr_ExpenseExampleYear10	1,294
1 year	rr_ExpenseExampleNoRedemptionYear01	108
3 years	rr_ExpenseExampleNoRedemptionYear03	337
5 years	rr_ExpenseExampleNoRedemptionYear05	585
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,294
1 Year	rr_AverageAnnualReturnYear01	(0.41%)
5 Years	rr_AverageAnnualReturnYear05	2.98%
10 Years	rr_AverageAnnualReturnYear10	4.20%
RidgeWorth Seix Total Return Bond Fund | I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed On Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.24%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.45%
1 year	rr_ExpenseExampleYear01	$ 46
3 years	rr_ExpenseExampleYear03	144
5 years	rr_ExpenseExampleYear05	252
10 years	rr_ExpenseExampleYear10	567
1 year	rr_ExpenseExampleNoRedemptionYear01	46
3 years	rr_ExpenseExampleNoRedemptionYear03	144
5 years	rr_ExpenseExampleNoRedemptionYear05	252
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 567
2006	rr_AnnualReturn2006	3.87%	[1]
2007	rr_AnnualReturn2007	6.84%	[1]
2008	rr_AnnualReturn2008	7.19%	[1]
2009	rr_AnnualReturn2009	7.22%	[1]
2010	rr_AnnualReturn2010	6.49%	[1]
2011	rr_AnnualReturn2011	9.79%	[1]
2012	rr_AnnualReturn2012	4.96%	[1]
2013	rr_AnnualReturn2013	(3.04%)	[1]
2014	rr_AnnualReturn2014	6.38%	[1]
2015	rr_AnnualReturn2015	0.19%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.50%)
1 Year	rr_AverageAnnualReturnYear01	0.19%
5 Years	rr_AverageAnnualReturnYear05	3.55%
10 Years	rr_AverageAnnualReturnYear10	4.92%
RidgeWorth Seix Total Return Bond Fund | IS Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed On Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.24%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.31%
1 year	rr_ExpenseExampleYear01	$ 32
3 years	rr_ExpenseExampleYear03	100
5 years	rr_ExpenseExampleYear05	174
10 years	rr_ExpenseExampleYear10	393
1 year	rr_ExpenseExampleNoRedemptionYear01	32
3 years	rr_ExpenseExampleNoRedemptionYear03	100
5 years	rr_ExpenseExampleNoRedemptionYear05	174
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 393
1 Year	rr_AverageAnnualReturnYear01	0.34%	[2]
5 Years	rr_AverageAnnualReturnYear05	3.61%	[2]
10 Years	rr_AverageAnnualReturnYear10	4.96%	[2]
RidgeWorth Seix Total Return Bond Fund | Return After Taxes on Distributions | I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.69%)
5 Years	rr_AverageAnnualReturnYear05	2.30%
10 Years	rr_AverageAnnualReturnYear10	3.35%
RidgeWorth Seix Total Return Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.13%
5 Years	rr_AverageAnnualReturnYear05	2.31%
10 Years	rr_AverageAnnualReturnYear10	3.27%
RidgeWorth Seix Total Return Bond Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.55%
5 Years	rr_AverageAnnualReturnYear05	3.25%
10 Years	rr_AverageAnnualReturnYear10	4.51%

[1]	The performance information shown above is based on a calendar year. The Fund's total return for the six months ended June 30, 2016 was 5.46%.
[2]	IS Shares were offered beginning on August 1, 2014. The performance shown prior to such date is based on performance of the Fund's I Shares, and has not been adjusted to reflect the expenses of the IS Shares. If it had been adjusted, performance would have been higher.